Short-Term and Long-Term Debts (Details)		6 Months Ended
	Sep. 21, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	May 31, 2024 CNY (¥)	Aug. 11, 2022 CNY (¥)
Short-Term and Long-Term Debts [Line Items]
Borrowed and repaid (in Dollars) | $
Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit	¥ 20,000,000	¥ 185,306,916	¥ 50,876,549		¥ 198,000,000
Expiration date	Sep. 20, 2024
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Due date						Jul. 25, 2030
Repayments of credit facilities		¥ 145,737,636	530,000
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit						¥ 100,000,000
Credit facility bear interest rates		5.40%
Repayment dates		December 30, 2024 to July 25, 2030
Minimum [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility bear interest rates		3.70%
Maximum [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Credit facility bear interest rates		4.00%
Mr. Jianping Kong [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit			¥ 148,000,000